Basis of presentation (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current trade receivables	$ 1,884	$ 126
Other receivables		164
General and administrative expense		5,497	$ 2,842
Sales and marketing expense		$ 30	$ 23
Patents [member]
IfrsStatementLineItems [Line Items]
Useful life intangible assets description	expiring between 2027 and 2041